Related Party Transactions (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) plant MW	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Related Party Transactions (Textuals)
Aggregate Power Participation Ratio		43.47%
Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		43.47%
Investment		$ 4.4
Indiana Michigan Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		$ 0.0	$ 0.0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
Indiana Michigan Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		$ 0.3	0.6
Indiana Michigan Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.9	1.8
Public Service Co of Oklahoma to Appalachian Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.3	0.3
Public Service Co of Oklahoma to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.3	0.4
Public Service Co of Oklahoma to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.3	0.6
Southwestern Electric Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.3	0.3
Southwestern Electric Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.8	1.2
Southwestern Electric Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement
Revenue Related to Affiliate Railcar Agreement		0.2	0.6
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		12.8	15.8		$ 16.2
Railcar Maintenance		$ 1.7	2.0		2.5
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		$ 0.6	0.2		0.3
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		$ 3.3	2.8		3.3
American Electric Power [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		39.17%
Investment		$ 4.0
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		14.8	16.1		22.7
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.0	0.1		0.1
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0.3	4.9		5.2
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2.0	2.7		2.8
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		$ 0.0	15.5		25.3
AEP Subsidiaries [Member]
Related Party Transactions (Textuals)
Aggregate Power Participation Ratio		43.47%
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 142.1	147.8		144.5
Cost of Purchased Power from Affiliate		0.0	0.0		4.7
Transmission Agreement
Net Charges from Transmission Agreement		103.2	92.7		84.7
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		36.9	37.7		36.1
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		88.0	87.2		96.9
Sales and Purchases of Property
Related Party Sales of Property		4.5	9.4		3.0
Related Party Purchases of Property		$ 1.5	8.6		0.9
Related Party Transactions (Textuals)
Aggregate Power Participation Ratio		43.47%
Appalachian Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]				4.7
Appalachian Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Appalachian Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		$ 0.0			0.0
Appalachian Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0		0.0
Appalachian Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Appalachian Power Co [Member] | Auction Purchases From AEP Energy Partners [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0
Appalachian Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Appalachian Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Appalachian Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Appalachian Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]				0.2
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		126.0	132.1		141.7
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0			0.6
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	9.2	10.6
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.3	0.7		(1.6)
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		5.6	4.4		3.6
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		26.2	27.4		4.2
Cost of Purchased Power from Affiliate		228.6	232.1		270.0
Transmission Agreement
Net Charges from Transmission Agreement		53.0	38.0		39.7
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2.9	2.5		1.7
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		44.0	43.7		48.5
Sales and Purchases of Property
Related Party Sales of Property		5.2	3.0		1.3
Related Party Purchases of Property		$ 2.7	8.1		1.4
Related Party Transactions (Textuals)
Barge Towing and Chartering Services			19.0		24.0
Aggregate Power Participation Ratio		43.47%
Indiana Michigan Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]				1.6
Indiana Michigan Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		$ 0.0			0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0		0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEP Energy Partners [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		228.6	232.1		268.4
Indiana Michigan Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]				0.5
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0			0.4
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	12.0	17.1
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		12.2	8.4		1.7
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		2.0	1.9		1.6
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		5.3	4.6		5.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.5	1.3		1.2
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		17.3	84.1		165.2
Cost of Purchased Power from Affiliate		141.9	527.1		1,349.7
Generation Deferrals		(82.7)	(30.7)	[3]	(157.0)	[3]
Transmission Agreement
Net Charges from Transmission Agreement		143.6	81.0		17.0
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC		111.7	110.8		123.1
Sales and Purchases of Property
Related Party Sales of Property		1.9	2.4		0.5
Related Party Purchases of Property		$ 1.7	2.1		1.9
Related Party Transactions (Textuals)
Aggregate Power Participation Ratio		43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership		4.30%
Investment		$ 0.4
Ohio Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]				0.1
Ohio Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0			0.0
Ohio Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			269.2		1,305.2
Ohio Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	110.1	225.2
Ohio Power Co [Member] | Auction Purchases From AEP Energy Partners [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	7.7
Ohio Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					44.4
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	24.1	32.7
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Ohio Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]				1.1
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0			0.0
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	29.7		44.1
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(2.0)	35.5		104.1
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 19.3	18.9		15.9
Ohio Valley Electric Corporation [Member]
Related Party Transactions (Textuals)
Approximate OVEC Generating Capacity (In MWs) | MW		2,400
Number of OVEC Generating Plants | plant		2
Outstanding Indebtedness		$ 1,500.0
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		2.6	4.6		7.1
Cost of Purchased Power from Affiliate		3.7	0.0		11.0
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		19.6	15.0		14.1
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.5	0.2		0.3
Sales and Purchases of Property
Related Party Sales of Property		7.5	7.1		0.5
Related Party Purchases of Property		3.2	0.6		2.1
Public Service Co Of Oklahoma [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]				0.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					1.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		3.7			10.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0		0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEP Energy Partners [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]				0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		3.8
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0			0.0
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(1.7)	0.2		0.0
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4.3	4.4		3.3
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		24.5	16.6		26.3
Cost of Purchased Power from Affiliate		0.0	0.0		3.8
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		(19.6)	(15.0)		(14.1)
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.9	0.8		0.1
Sales and Purchases of Property
Related Party Sales of Property		1.0	0.8		1.2
Related Party Purchases of Property		6.5	7.4		4.0
Southwestern Electric Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]				0.0
Southwestern Electric Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Southwestern Electric Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0			3.8
Southwestern Electric Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0		0.0
Southwestern Electric Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Southwestern Electric Power Co [Member] | Auction Purchases From AEP Energy Partners [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0
Southwestern Electric Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Southwestern Electric Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Southwestern Electric Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]				0.0
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		10.1
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.7			0.3
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(0.2)	(0.2)		0.0
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		19.4	15.2		14.1
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.6	1.6		1.8
Wheeling Power Co [Member] [Domain]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		$ 4.8	$ 0.0		$ 0.0

[1]	Includes December 2013 true-up activity subsequent to agreement termination.
[2]	Refer to the Ohio Auctions section below for further information regarding these amounts.
[3]	Amounts exclude $31 million and $157 million in 2015 and 2014, respectively, which are now presented as Generation Deferrals on the Statement of Income.